Income taxes - Deferred tax assets not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	$ 207,579	$ 85,880
Tax amount	58,675	23,245
Tax loss carryforwards subject to expiration	357,492	84,913
Tax loss carryforwards not subject to expiration	132,003	70,753
Unrecognized tax benefits	2,900
Accrued interest and penalties on uncertain tax positions	800
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	61,192	20,535
Tax amount	17,948	5,798
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	146,387	65,345
Tax amount	$ 40,727	$ 17,447